Partnership Distributions - Cash Distributions Table (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Dec. 31, 2015 [1]	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013
Distributions Made to Members or Limited Partners [Abstract]
Total quarterly distribution per unit	$ 0.800	$ 0.775	$ 0.750	$ 0.725	$ 0.700	$ 0.675	$ 0.650	$ 0.625	$ 0.600	$ 0.580	$ 0.560	$ 0.540
Total quarterly cash distribution	$ 152,588	$ 146,160	$ 139,736	$ 133,203	$ 126,044	$ 111,608	$ 105,655	$ 98,749	$ 92,609	$ 83,986	$ 79,315	$ 70,143

[1]	On January 21, 2016, the Board of Directors of the Partnership’s general partner declared a cash distribution to the Partnership’s unitholders of $0.800 per unit, or $152.6 million in aggregate, including incentive distributions, but excluding distributions on Class C units (see Class C unit distributions below). The cash distribution was paid on February 11, 2016, to unitholders of record at the close of business on February 1, 2016.